OTHER LONG TERM ASSETS - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2018 USD ($)
Other long term assets [Line Items]
Total minimum lease period	13 years	13 years
Other long term assets			$ 17,639,000	$ 10,681,000
Write off of Deferred Debt Issuance Cost						$ 125,000
Capitalized costs			4,932,000	0
Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charter hire expenses (straight-lining of lease expense)			3,700,000	3,700,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Number of vessels sold and leased back | vessel	8	8
Charter contract term	10 years	10 years
Daily time charter rate, period 1	$ 17,600	$ 17,600
Contractual charter term, period 1	7 years	7 years
Daily time charter rate, period 2	$ 14,900	$ 14,900
Contractual charter term, period 2	3 years	6 years
Charter term extension	3 years	3 years
Other Long Term Assets [Member]
Other long term assets [Line Items]
Other long term assets			0	1,500,000
Interest income			$ 15,800	$ 21,100	$ 200,000